UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                              FORM 13F Cover Page



       Report for the Calendar Year or Quarter Ended: September 30, 2011

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Brandywine Trust Company

Address:  7234 Lancaster Pike
          Hockessin, DE 19707


13F File Number: 028-06291

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Richard E. Carlson
Title:  President
Phone:  (302) 234-5750


Signature, Place and Date of Signing:

/s/ Richard E. Carlson             Hockessin, DE              November 10, 2011
-----------------------     --------------------------    ----------------------
     [Signature]                   [City, State]                   [Date]

Report Type:  (Check only one):

[ ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s)).

[X] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s)).


List of Other Managers Reporting for this Manager:

     Form 13F File Number              Name

     028-02588                         Klingenstein Fields & Co. LLC
     028-05814                         Baldwin Brothers Inc.
     028-02635                         Gardner, Russo & Gardner
     028-00154                         Ruane, Cunnif & Goldfarb Inc.
     028-05092                         William, Jones & Associates LLC
     028-03490                         Alex Brown Investment Management LLC
     ---------------------------       ---------------------------------------

Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:       NONE

Form 13F Information Table Entry Total:   25

Form 13F Information Table Value Total:  $60,386
                                       (thousands)


List of Other Included Managers: NONE

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.


                                                         FORM 13F INFORMATION TABLE



COLUMN 1                     COLUMN  2    COLUMN 3   COLUMN 4        COLUMN 5        COLUMN 6    COLUMN 7          COLUMN 8

                             TITLE                   VALUE       SHRS OR  SH/ PUT/   INVESTMENT  OTHER         VOTING AUTHORITY
NAME OF ISSUER               OF CLASS     CUSIP      (X$1000)    PRN AMT  PRN CALL   DISCRETION  MANAGERS   SOLE     SHARED    NONE
--------------               --------     -----      --------    -------  --- ----   ----------  --------   ----     ------    ----
ABBOTT LABS                  COM          002824100   4,246       83,025  SH         SOLE        NONE        83,025
ALLIANCE ONE INTL INC        COM          018772103     114       46,721  SH         SOLE        NONE        46,721
ALTRIA GROUP INC             COM          02209S103     826       30,814  SH         SOLE        NONE        30,814
AMERICAN EXPRESS CO          COM          025816109     421        9,375  SH         SOLE        NONE         9,375
BANK OF AMERICA CORPORATION  COM          060505104     277       45,205  SH         SOLE        NONE        45,205
BERKSHIRE HATHAWAY INC DEL   CL A         084670108   5,340           50  SH         SOLE        NONE            50
BERKSHIRE HATHAWAY INC DEL   CL B NEW     084670702     828       11,650  SH         SOLE        NONE        11,650
CAMPBELL SOUP CO             COM          134429109   6,358      196,431  SH         SOLE        NONE       196,431
CHEVRON CORP NEW             COM          166764100     475        5,129  SH         SOLE        NONE         5,129
CISCO SYS INC                COM          17275R102   1,256       81,000  SH         SOLE        NONE        81,000
COCA COLA CO                 COM          191216100     672        9,950  SH         SOLE        NONE         9,950
COMCAST CORP NEW             CL A         20030N101     637       30,430  SH         SOLE        NONE        30,430
DISNEY WALT CO               COM DISNE Y  254687106     453       15,034  SH         SOLE        NONE        15,034
EXXON MOBIL CORP             COM          30231G102  14,090      194,003  SH         SOLE        NONE       194,003
GENERAL ELECTRIC CO          COM          369604103   1,201       78,913  SH         SOLE        NONE        78,913
HESS CORP                    COM          42809H107     420        8,000  SH         SOLE        NONE         8,000
KELLOGG CO                   COM          487836108   1,216       22,860  SH         SOLE        NONE        22,860
KRAFT FOODS INC              CL A         50075N104     716       21,323  SH         SOLE        NONE        21,323
METROPCS COMMUNICATIONS INC  COM          591708102   7,695      883,940  SH         SOLE        NONE       883,940
PEPSICO INC                  COM          713448108     619       10,000  SH         SOLE        NONE        10,000
PHILIP MORRIS INTL INC       COM          718172109   1,922       30,814  SH         SOLE        NONE        30,814
PLAINS EXPL& PRODTN CO       COM          726505100     409       18,000  SH         SOLE        NONE        18,000
UNION PAC CORP               COM          907818108     327        4,000  SH         SOLE        NONE         4,000
UNIVERSAL CORP VA            COM          913456109     535       14,907  SH         SOLE        NONE        14,907
WELLS FARGO & CO NEW         COM          949746101   9,335      387,013  SH         SOLE        NONE       387,013





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